Liquidity and Capital Resources (Details) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 25, 2025	Jun. 30, 2024	May 31, 2024	Feb. 28, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity and Capital Resources (Details) [Line Items]
Equity line purchase agreement, term	36 months
Aggregate gross purchase price	$ 30,000,000
Percentage of aggregate number of issued and outstanding shares	19.99%
Accumulated deficit					$ 213,406,119		$ 198,527,461	$ (17,168,101)
Working capital					22,800,000		27,400,000
Cash, cash equivalents and restricted cash					23,000,515	$ 27,417,369	28,021,748	$ 375,796	$ 5,211,486
Restricted cash					$ 30,533		$ 30,000
Gross proceeds received		$ 12,400,000	$ 6,000,000			43,400,000
A&R Joint Venture Agreement [Member]
Liquidity and Capital Resources (Details) [Line Items]
Contributed an additional in capital contributions				$ 5,000,000
Air Joule JVMember
Liquidity and Capital Resources (Details) [Line Items]
Capital contribution						10,000,000
GEVernova [Member]
Liquidity and Capital Resources (Details) [Line Items]
Capital contribution						$ 90,000,000